Label	Element	Value
American Funds 2035 Target Date Retirement Fund®
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001380175_SupplementTextBlock
Prospectus Supplement April 7, 2017
For the following funds with prospectuses dated April 7, 2017:
American Funds Target Date Retirement Series®

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds 2035 Target Date Retirement Fund®
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
1.	The following language is added to the end of the paragraph preceding the Fee and expense table:

“and in the sales charge waiver appendix to this prospectus.”

Keep this supplement with your prospectus.